Mark R. Greer
D 312.807.4393
F 312.827.8010
mark.greer@klgates.com

December 14, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 374 to the Trust’s registration statement under the Securities Act, which also is amendment no. 375 to its registration under the 1940 Act (the “Amendment”).

Reason for Amendment.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act to change the name of, and update certain information for, two series of the Trust, now designated as the PowerShares S&P 400® Low Volatility Portfolio and the PowerShares S&P 600® Low Volatility Portfolio (the “Funds”). The Funds were previously known as the PowerShares S&P 500® Low Beta Portfolio and the PowerShares S&P 500® High Volatility Portfolio, respectively, and this filing updates information contained in the original filing for these Funds made pursuant to post-effective amendment no. 172 to the Trust’s registration statement, filed on October 21, 2010.

Effective Date.  This filing is being made pursuant to Rule 485(a)(1) under the Securities Act, with a designated effective date 60 days after the date of this filing.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4393 or to Alan Goldberg at (312) 807-4227.

Very truly yours,

By:	/s/ Mark R. Greer
Mark R. Greer